Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.5% of Net Assets
	ABS Car Loan — 2.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,207,057
378,720	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	373,777
28,131	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	28,145
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	4,036,138
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	642,591
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,578,011
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,277,229
2,735,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,754,401
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,362,336
338,779	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	340,968
		18,600,653
	ABS Home Equity — 0.0%
3,532	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.315%, 3/25/2044(b)(c)	3,262
3,872	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.854%, 8/25/2042(b)(c)	3,679
		6,941
	ABS Other — 0.1%
251,124	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	256,988
127,047	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	125,157
416,093	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	424,168
		806,313
	ABS Student Loan — 0.7%
721,323	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	698,050
225,824	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	215,020
924,603	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	847,877
2,266,690	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,043,047
434,969	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	411,872
		4,215,866
	Agency Commercial Mortgage-Backed Securities — 27.1%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,562,166
17,717,244	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,779,520
9,151,317	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.539%, 9/25/2029(b)	9,136,419
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$10,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	$10,531,818
8,345,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K546, Class A2, 4.361%, 5/25/2030	8,451,491
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,836,742
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,320,921
7,080,159	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,019,532
1,082,680	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 4.189%, 1/25/2028(b)	1,078,905
3,374,116	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 4.189%, 8/25/2028(b)	3,356,892
6,643,228	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 4.209%, 9/25/2028(b)	6,586,421
260,182	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 4.623%, 10/25/2026(b)	260,142
230,871	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR HCDC + 0.530%, 4.533%, 1/25/2027(b)	230,726
4,913,663	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 4.823%, 2/25/2027(b)	4,919,775
6,462,726	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 4.909%, 2/25/2027(b)	6,501,412
14,138,634	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 4.923%, 3/25/2030(b)	14,202,838
14,138,634	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 5.009%, 3/25/2030(b)	14,252,158
2,290,310	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.593%, 5/25/2030(b)	2,289,823
2,113,406	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.589%, 5/25/2030(b)	2,115,815
1,898,480	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.563%, 6/25/2030(b)	1,896,603

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,066,683	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.519%, 6/25/2030(b)	$1,064,619
367,084	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.483%, 6/25/2027(b)	367,105
275,313	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.409%, 6/25/2027(b)	274,987
363,342	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.423%, 7/25/2030(b)	362,693
305,669	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 4.329%, 7/25/2030(b)	303,155
24,689	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.423%, 8/25/2030(b)	24,606
65,815	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 4.339%, 8/25/2030(b)	65,299
489,012	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 4.413%, 8/25/2027(b)	488,128
436,674	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 4.329%, 8/25/2027(b)	435,354
238,534	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 4.403%, 10/25/2027(b)	238,192
286,395	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 4.319%, 10/25/2027(b)	285,244
1,025,272	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 4.259%, 12/25/2030(b)	1,016,303
2,208,759	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	2,201,194
3,025,138	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	2,994,225
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,740,882
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,310,676
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,396,168	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 4.773%, 8/25/2029(b)	$8,414,091
1,608,304	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.463%, 4/25/2030(b)	1,603,595
1,768,852	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.379%, 4/25/2030(b)	1,757,884
3,789,173	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.235%, 5/25/2051(b)	3,759,595
229,541	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.599%, 1/25/2027(b)	228,877
37,536	Government National Mortgage Association, Series 2003-72, Class Z, 5.485%, 11/16/2045(b)	37,917
		177,304,740
	Collateralized Mortgage Obligations — 6.7%
19,320	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	18,939
264,069	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	273,258
389,670	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	396,823
159,081	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	165,971
384,071	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.543%, 6/15/2048(b)	360,628
176,164	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.583%, 12/15/2036(b)(c)	179,840
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 6.198%, 6/15/2043(b)(c)	92,803
174,302	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. USD MTA + 1.200%, 5.229%, 10/25/2044(b)(c)	159,159
297,992	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	305,164
178,367	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 4.109%, 7/25/2037(b)(c)	173,333
368,162	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.476%, 8/25/2038(b)	360,674
787,587	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.439%, 6/25/2042(b)(c)	770,224
852,820	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 4.539%, 6/25/2042(b)(c)	838,829
2,184,541	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.499%, 8/25/2042(b)	2,164,077
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 4.989%, 7/25/2043(b)	1,783,562

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,392,983	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.389%, 2/25/2045(b)	$2,355,196
2,603,382	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.823%, 6/25/2050(b)	2,445,422
586,310	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 4.048%, 2/20/2035(b)(c)	579,664
492,061	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.368%, 10/20/2037(b)(c)	485,149
44,673	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 4.998%, 11/20/2059(b)(c)	43,722
125,360	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.444%, 10/20/2060(b)	125,118
86,178	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.464%, 10/20/2060(b)(c)	85,074
81,717	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.494%, 12/20/2060(b)(c)	80,784
3,330	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 4.714%, 2/20/2061(b)(c)	3,303
1,320,001	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.098%, 9/20/2038(b)	1,319,576
85	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.564%, 5/20/2062(b)(c)	83
61,467	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.634%, 8/20/2062(b)(c)	60,856
7,899	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.614%, 10/20/2062(b)(c)	7,664
2,240	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.614%, 12/20/2062(b)(c)	2,172
132,066	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.464%, 3/20/2063(b)(c)	130,451
168,090	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.514%, 3/20/2063(b)(c)	166,198
25,550	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.584%, 5/20/2063(b)(c)	25,290
956,218	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.720%, 7/20/2064(b)	956,414
976,322	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.614%, 7/20/2064(b)	976,551
386,193	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.690%, 2/20/2065(b)(c)	382,280
3,270	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	2,959
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$51,144	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.594%, 4/20/2065(b)(c)	$50,632
249,145	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	239,676
675	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.364%, 4/20/2065(b)(c)	651
272,204	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.344%, 5/20/2065(b)(c)	268,434
11,745	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.414%, 7/20/2065(b)(c)	11,343
254	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 4.814%, 10/20/2065(b)(c)	247
2,250	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 4.794%, 8/20/2061(b)(c)	2,186
961,054	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.034%, 2/20/2066(b)	965,657
245,039	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 4.664%, 9/20/2066(b)(c)	242,819
933,203	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 4.864%, 2/20/2067(b)(c)	926,655
2,094,648	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD SOFR + 0.795%, 4.861%, 6/20/2068(b)	2,102,974
23,440	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.464%, 9/20/2068(b)	23,400
5,064,039	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.534%, 9/20/2068(b)	5,052,984
5,333,858	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,099,163
138,211	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 4.110%, 8/20/2069(b)(c)	136,438
1,118,979	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.387%, 4/20/2048(b)	1,104,704
2,218,535	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.437%, 5/20/2046(b)	2,068,559
341,262	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.160%, 1/20/2070(b)(c)	337,267
1,877,225	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 4.714%, 1/20/2070(b)	1,878,161
1,987,514	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.614%, 6/20/2069(b)	1,987,760

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,587,585	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 4.764%, 4/20/2070(b)	$2,592,613
737,516	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.514%, 5/20/2070(b)(c)	729,007
		44,098,540
	Hybrid ARMs — 1.8%
281,589	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 5.993%, 2/01/2036(b)	290,243
188,409	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.770%, 6.125%, 6/01/2037(b)	194,759
639,925	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.246%, 6.216%, 3/01/2037(b)	666,548
125,274	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.220%, 7/01/2033(b)	128,364
56,222	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.206%, 6.235%, 9/01/2038(b)	57,915
47,973	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 6.290%, 4/01/2036(b)	49,152
135,171	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.318%, 9/01/2038(b)	139,671
399,754	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.287%, 6.380%, 2/01/2036(b)	411,891
96,439	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.747%, 6.423%, 4/01/2037(b)	99,239
63,439	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.713%, 6.439%, 11/01/2038(b)	65,046
203,826	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.495%, 3/01/2036(b)	213,028
46,481	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.500%, 2/01/2035(b)	48,023
312,294	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 6.500%, 9/01/2035(b)	321,955
84,646	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.917%, 6.505%, 12/01/2034(b)	86,860
661,462	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 6.511%, 1/01/2046(b)	692,436
15,642	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.775%, 6.547%, 12/01/2037(b)	16,121
48,042	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.676%, 6.658%, 3/01/2038(b)	49,194
52,645	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.826%, 6.660%, 11/01/2038(b)	54,259
122,015	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.798%, 4/01/2037(b)	126,080
296,219	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.894%, 6.888%, 9/01/2041(b)	307,980
129,245	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.546%, 6.050%, 7/01/2035(b)	134,297
10,724	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.085%, 2/01/2037(b)	10,927
58,440	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.656%, 6.186%, 10/01/2033(b)	59,960
439,521	Federal National Mortgage Association, 1 yr. CMT + 2.224%, 6.222%, 4/01/2034(b)	451,941
518,405	Federal National Mortgage Association, 1 yr. CMT + 2.186%, 6.233%, 11/01/2033(b)	534,958
359,875	Federal National Mortgage Association, 1 yr. CMT + 2.169%, 6.254%, 12/01/2040(b)	373,324
6,823	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 6.270%, 9/01/2036(b)	7,033
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$233,364	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.270%, 6/01/2037(b)	$242,277
58,896	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.280%, 7/01/2038(b)	60,737
136,385	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 6.281%, 8/01/2038(b)	139,843
96,271	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.287%, 6/01/2033(b)	99,059
175,593	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.300%, 6/01/2036(b)	181,034
260,196	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.553%, 6.313%, 7/01/2035(b)	267,688
298,192	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.580%, 6.336%, 9/01/2037(b)	306,684
585,951	Federal National Mortgage Association, 1 yr. CMT + 2.214%, 6.343%, 10/01/2034(b)	605,184
81,528	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.348%, 8/01/2035(b)	84,175
44,910	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.350%, 10/01/2033(b)	46,276
617,596	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.366%, 10/01/2041(b)	646,533
69,916	Federal National Mortgage Association, 1 yr. CMT + 2.160%, 6.372%, 9/01/2034(b)	71,767
390,245	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.560%, 6.385%, 4/01/2037(b)	403,140
199,322	Federal National Mortgage Association, 6 mo. USD RFUCCT + 2.020%, 6.388%, 7/01/2037(b)	203,570
85,241	Federal National Mortgage Association, 1 yr. CMT + 2.442%, 6.395%, 5/01/2035(b)	88,441
62,500	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 6.421%, 4/01/2034(b)	64,102
26,880	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.685%, 6.435%, 8/01/2035(b)	27,559
222,123	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.435%, 1/01/2036(b)	229,384
40,155	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 6.441%, 8/01/2033(b)	41,473
71,416	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.669%, 6.460%, 11/01/2036(b)	73,596
27,497	Federal National Mortgage Association, 1 yr. CMT + 2.213%, 6.463%, 4/01/2033(b)	28,226
75,477	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 6.463%, 8/01/2034(b)	77,227
55,234	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.738%, 6.496%, 11/01/2035(b)	57,251
24,866	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.565%, 4/01/2037(b)	25,534
28,165	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.718%, 6.581%, 1/01/2037(b)	29,063
86,730	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.600%, 8/01/2036(b)	90,666
305,141	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.693%, 6.603%, 9/01/2037(b)	316,346
148,663	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.630%, 3/01/2037(b)	153,263
151,999	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 6.655%, 2/01/2037(b)	156,930
66,103	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.675%, 12/01/2041(b)	68,597
50,033	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.800%, 3/01/2034(b)	51,996

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$11,262	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 6.805%, 7/01/2041(b)	$11,692
266,443	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.820%, 6.820%, 2/01/2047(b)	277,798
50,961	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 7.223%, 6/01/2035(b)	53,195
173,088	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.829%, 6.082%, 2/20/2061(b)	176,508
205,348	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 6.168%, 2/20/2063(b)	208,616
125,721	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.009%, 6.252%, 5/20/2065(b)	128,175
247,934	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.196%, 6.474%, 3/20/2063(b)	251,846
127,149	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.246%, 6.526%, 6/20/2065(b)	130,576
88,263	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.353%, 6.629%, 2/20/2063(b)	90,019
		11,857,250
	Mortgage Related — 0.2%
1,696	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	1,688
73,003	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	71,481
8,394	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,351
71,197	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	74,111
1	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	1
53,948	Federal National Mortgage Association, 3.000%, 3/01/2042	49,706
154,570	Federal National Mortgage Association, 5.000%, 7/01/2037	156,662
179,432	Federal National Mortgage Association, 5.000%, 2/01/2038	181,985
85,670	Federal National Mortgage Association, 5.500%, 3/01/2033	86,859
409	Federal National Mortgage Association, 6.500%, 1/01/2033	429
1,634	Federal National Mortgage Association, 6.500%, 10/01/2033	1,695
1,516	Federal National Mortgage Association, 6.500%, 10/01/2033	1,540
1,315	Federal National Mortgage Association, 6.500%, 10/01/2033	1,340
1,025	Federal National Mortgage Association, 6.500%, 12/01/2034	1,047
676	Federal National Mortgage Association, 6.500%, 2/01/2036	711
6,910	Federal National Mortgage Association, 6.500%, 11/01/2037	7,333
4,900	Federal National Mortgage Association, 7.500%, 7/01/2031	5,034
4,426	Federal National Mortgage Association, 7.500%, 9/01/2032	4,457
28,825	Government National Mortgage Association, 4.140%, 12/20/2061(b)	28,665
85,756	Government National Mortgage Association, 4.140%, 7/20/2063(b)	85,350
236,487	Government National Mortgage Association, 4.140%, 10/20/2065(b)	235,420
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$110,274	Government National Mortgage Association, 4.453%, 2/20/2066(b)	$110,174
1,247	Government National Mortgage Association, 4.544%, 8/20/2062(b)	1,234
3,387	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,387
3,248	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,213
1,346	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,333
5,846	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,794
7,312	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,148
1,464	Government National Mortgage Association, 4.700%, 6/20/2063(b)	1,427
32,916	Government National Mortgage Association, 4.700%, 11/20/2063(b)	32,839
1,586	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,567
835	Government National Mortgage Association, 4.831%, 4/20/2061(b)	838
2,632	Government National Mortgage Association, 6.000%, 12/15/2031	2,769
10,878	Government National Mortgage Association, 6.500%, 5/15/2031	11,353
6,799	Government National Mortgage Association, 7.000%, 10/15/2028	6,895
		1,193,836
	Non-Agency Commercial Mortgage-Backed Securities — 3.0%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,483,874
740,100	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	778,791
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.276%, 12/15/2038(a)(b)	1,812,500
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 6.750%, 5/15/2039(a)(b)	4,649,997
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,733,707
723,603	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	718,755
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.015%, 10/15/2043(a)(b)	2,506,913
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.300%, 2/15/2039(a)(b)	3,294,070
2,830,426	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)	1,711,021
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.993%, 12/15/2039(a)(b)	646,398
		19,336,026
	Treasuries — 51.1%
2,305,700	U.S. Treasury Notes, 2.750%, 2/15/2028	2,270,934
48,033,000	U.S. Treasury Notes, 3.375%, 12/31/2027	47,939,186
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,789,939
13,829,000	U.S. Treasury Notes, 3.500%, 11/30/2030	13,689,630
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,264,490
7,660,000	U.S. Treasury Notes, 3.625%, 8/31/2030	7,632,771
9,311,000	U.S. Treasury Notes, 3.625%, 9/30/2030	9,274,993
4,055,000	U.S. Treasury Notes, 3.625%, 10/31/2030	4,037,893

Principal Amount	Description	Value (†)
	Treasuries — continued
$5,520,000	U.S. Treasury Notes, 3.625%, 12/31/2030	$5,493,694
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,651,890
41,285,000	U.S. Treasury Notes, 3.875%, 7/15/2028	41,633,342
4,760,000	U.S. Treasury Notes, 3.875%, 4/30/2030	4,797,187
8,370,000	U.S. Treasury Notes, 3.875%, 7/31/2030	8,431,794
4,390,000	U.S. Treasury Notes, 4.000%, 2/29/2028	4,435,786
34,485,000	U.S. Treasury Notes, 4.000%, 6/30/2028	34,889,121
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,879,224
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,984,686
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	8,000,602
25,060,000	U.S. Treasury Notes, 4.000%, 3/31/2030	25,379,124
9,885,000	U.S. Treasury Notes, 4.000%, 5/31/2030	10,010,879
2,085,000	U.S. Treasury Notes, 4.125%, 10/31/2029	2,120,673
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,347,626
4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	4,364,907
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,907,829
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,562,787
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,875,883
		334,666,870
	Total Bonds and Notes (Identified Cost $614,442,462)	612,087,035

Principal Amount	Description	Value (†)

Short-Term Investments — 6.4%
$5,013,428	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $5,014,027 on 1/02/2026 collateralized by $5,092,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $5,113,873 including accrued interest(d) (Identified Cost $5,013,428)	$5,013,428
22,240,000	Federal Home Loan Bank Discount Notes, 3.490%, 1/13/2026(e)	22,211,811
14,444,000	U.S. Treasury Bills, 3.543%, 1/13/2026(e)	14,428,537
	Total Short-Term Investments (Identified Cost $41,656,654)	41,653,776
	Total Investments — 99.9% (Identified Cost $656,099,116)	653,740,811
	Other assets less liabilities — 0.1%	925,324
	Net Assets — 100.0%	$654,666,135

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$38,588,709 or 5.9% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
HCDC	Historical Calendar Day Compounded
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$6,941	$6,941
Collateralized Mortgage Obligations	—	35,962,869	8,135,671	44,098,540
All Other Bonds and Notes(a)	—	567,981,554	—	567,981,554
Total Bonds and Notes	—	603,944,423	8,142,612	612,087,035
Short-Term Investments	—	41,653,776	—	41,653,776
Total Investments	$—	$645,598,199	$8,142,612	$653,740,811

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or December 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Bonds and Notes
ABS Home Equity	$7,106	$ —	$3	$50	$ —	$(218)	$ —	$ —	$6,941	$38
Collateralized Mortgage Obligations	6,538,325	—	(710)	(8,345)	1,477	(877,280)	2,482,204	—	8,135,671	(14,317)
Total	$6,545,431	$ —	$(707)	$(8,295)	$1,477	$(877,498)	$2,482,204	$ —	$8,142,612	$(14,279)
Debt securities valued at $2,482,204 were transferred from Level 2 to Level 3 during the period ended December 31, 2025. At September 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.